Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)
17.	STOCKHOLDERS' EQUITY (DEFICIT)

Pursuant to the Company's restated Articles of Incorporation, the Company authorized the issuance of 500,000,000 shares of Class A common stock and 5,000,000 shares of preferred stock, each with par value of $0.0001 per share. The Company had 74,898,380 and 34,140,909 shares issued and outstanding at December 31, 2020 and 2019, respectively. Each share of Class A common stock is entitled to one vote. The holders of Class A common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors. The Company's Board of Directors has not declared common stock dividends since inception.

On October 30, 2020 as part of the Merger Transaction (as disclosed in Note 4) all outstanding shares of Legacy SOC Telemed common stock was converted into Class A common stock of SOC Telemed, Inc. using an exchange ratio of 0.4047 per share. All per share information has been retroactively adjusted for this exchange ratio.

As part of the Merger Transaction the following events occurred impacting common stock:

●	Treasury stock was retired.

●	Series H preferred stock was partially redeemed in exchange for Class A common stock resulting in 10,600,347 shares of Class A common stock being issued to the previous Series H preferred stockholders.

●	All vested stock options under the Legacy SOC Telemed 2014 Equity Incentive Plan were exercised into Class A common stock resulting in 2,643,694 shares of Class A common stock.

●	All outstanding warrants to purchase shares of Legacy SOC Telemed common stock were exercised into Class A common stock resulting in 1,169,452 shares of Class A common stock.

●	The Company issued 11,468,485 shares of Class A common stock and the Sponsor Earnout Shares to the former stockholders of HCMC for $ 64.6 million in cash.

●	The Company issued 16,800,000 Class A common shares for $168,000,000 through the PIPE, as discussed in Note 4.

Apart from the above Merger Transaction related activity, common warrants of Legacy SOC Telemed were exercised during 2020 resulting in 40,795 new shares of Legacy SOC Telemed common stock shares being issued prior to the Merger Transaction.

Warrants to Acquire Common Stock

Number of warrants and exercise prices were converted using an exchange ratio of 0.4047 as a result of the Merger Transaction. Warrants to acquire a maximum of 12,849,992 and 1,146,340 shares of the Company's common stock were outstanding as of December 31, 2020 and 2019, respectively. The key provisions of the warrant agreements and related impacts to the Company's consolidated financial statements are summarized as follows:

2014 Common Warrants

During 2014, the Company issued warrants to acquire a maximum 101,175 shares of the Company's common stock. The warrants were exercisable at $19.77 per share from the date of issuance through November 2018 and November 2019. Upon a Qualifying Change of Control, as defined within the warrant agreement, the warrants were exercisable at a price of $14.31 per share. These options expired unexercised in November 2019.

2015 Common Warrants

During 2015 in connection with the Series H financing, the Company converted 123,432 Series G warrants into 851,718 common warrants. Each warrant gave the holder the right to purchase 1 share of the Company's common stock at an exercise price of $2.87 per share. The warrants were exercisable through November 2022.

All 2015 common warrants were exercised during 2020, as part of the Merger Transaction. Therefore, there were no 2015 common warrants remaining as of December 31, 2020. As of December 31, 2019, 851,718 of the 2015 common warrants remained outstanding.

2016 Common Warrants

During 2016 the Company issued 2,024 common warrants. Each warrant gave the holder the right to purchase 1 share of the Company's common stock at an exercise price of $0.49 per share. The warrants were exercisable from the date of issuance through December 2019.

All 2,024 warrants were exercised during 2019. As of December 31, 2020, and 2019, 0 and 0 of the 2016 common warrants remained outstanding, respectively.

2017 and 2018 Series I Common Warrants

During 2017, in conjunction with the Series I financing, the Company issued 62,057 common warrants. Each warrant gave the holder the right to purchase 9 shares of the Company's common stock at an exercise price of $0.02 per share. The warrants were exercisable from the date of issuance through November and December 2022.

During 2018, the Company issued an additional 124,105 Series I common warrants under the same terms, exercisable through April and August 2023.

All 2017 and 2018 Series I Common Warrants were exercised during 2020, as part of the Merger Transaction. Therefore, there were no Series I Common warrants remaining as of December 31, 2020. As of December 31, 2019, 186,162 of the Series I common warrants remained outstanding.

2019 and 2020 Series J Common Warrants

During 2019 in conjunction with the Series J financing, the Company issued 108,460 common warrants. Each warrant gave the holder the right to purchase 11 shares of the Company's common stock for $0.02 per share. The warrants were exercisable from the date of issuance through December 2024.

During 2020, the Company issued an additional 120,150 Series J common warrants under the same terms, exercisable from the date of issuance through June 2025.

All 2019 and 2020 Series J Common Warrants were exercised during 2020, as part of the Merger Transaction. Therefore, there were no Series J Common Warrants remaining as of December 31, 2020. As of December 31, 2019, 108,460 of the Series J common warrants remained outstanding.

2020 Common Warrants

On October 30, 2020, as part of the Merger Transaction, the Company issued 12,849,992 warrants with an exercise price of $11.50. The warrants are exercisable from the date of issuance through October 30, 2025 (the fifth anniversary of the Merger Transaction).

At December 31, 2020 all 12,849,992 warrants (12,499,992 public warrants and 350,000 private placement warrants) remain outstanding.